TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

August 27, 2015

Filed Via EDGAR (CIK #0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Templeton Global Investment Trust ("Registrant")

File Nos. 033-73244 & 811-08226

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Templeton Foreign Smaller Companies Fund (the Fund). The Fund will offer four share classes, Class A, Class C, Class R6 and Advisor Class.

The Fund will have an investment goal of long-term capital growth. Under normal market conditions, the Fund invests primarily in equity and debt securities that the investment manager believes are available at market prices less than or above their value based on certain recognized or objective criteria (intrinsic value).  This filing includes a Class A, C, R6 and Advisor Class prospectus and a Class A, C, R6 and Advisor Class statement of additional information (SAI) for the Fund. We believe that the Fund's operations do not raise novel or complex issues of law or policy.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.

The Amendment relates only to the Templeton Foreign Smaller Companies Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any inquiries regarding this filing to the undersigned at (954) 847-2283 or the address shown above.

Very truly yours,

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

LAW/dac